Fixed Assets (Tables)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Schedule of Fixed Assets

Fixed assets consist of the following (In thousands):

	June 30, 2026	December 31, 2025
Furniture and equipment	$34	$10
Leasehold improvements	367	75
Total	401	85
Less: accumulated depreciation	(97)	(32)
Total fixed assets, net	$304	$52
Fixed assets consist of the following:
December 31, 2025
Furniture and equipment	$9,533
Leasehold improvements	75,049
84,582
Less: accumulated depreciation	(32,469)
Total fixed assets, net	$52,113